Other assets	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other assets
16.	Other assets

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000
Current
Development properties (i)	20,267	17,721	2,501
Quoted equity securities (ii)	21,876	9,235	1,304
Derivative not designated as hedges – foreign exchange forward contract (iii)	4,529	—	—

	46,672	26,956	3,805

Note:

(i)	An impairment loss of RMB 3.0 million (US$0.4 million) on development properties (2018: RMB Nil) was charged to the consolidated statement of profit or loss under “Cost of sales”.

(ii)
The quoted equity securities are listed on the Singapore Exchange. In 2019, the Group has disposed some of the quoted equity securities for consideration of RMB 16.4 million (US$2.3 million) and gain on disposal of RMB 11.5 million (US$1.6 million) was recognized in consolidated statement of profit or loss under “other operating income”.

(iii)
On September 19, 2018, Yuchai entered into a
non-deliverable
forward foreign exchange contract (“NDF”) with China Construction Bank to purchase US$73.0 million at the forward exchange rate (RMB/US$) of 6.8599 on September 13, 2019. The Group accounted for this NDF at fair value through profit or loss.